Segment Information And Information About Geographic Areas - Schedule of Revenues by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 186,823	$ 157,789	$ 688,288	$ 633,063	$ 616,084
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer By Geographic Area	184,839	155,986	680,609	626,101	610,591
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer By Geographic Area	$ 1,984	$ 1,803	$ 7,679	$ 6,962	$ 5,493